11. Segmented information (Tables)	3 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Segmented information
	March 31, 2016	December 31, 2015
United States	$40,891	$38,323
Canada	15,133	22,501
Other	862	838
	$56,886	$61,662